------------------------
LARGE AND MID CAP GROWTH
------------------------

Alliance Growth
Fund

Semi-Annual Report
April 30, 2000


                      AllianceCapital [LOGO](R)
                      The Investment Professional's Choice

                           Investment Products Offered
                           ---------------------------
                            o Are Not FDIC Insured
                            o May Lose Value
                            o Are Not Bank Guaranteed
                           ---------------------------

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

LETTER TO SHAREHOLDERS
April 4, 2000

Dear Shareholder:

This report provides you with the market commentary and investment results for the Alliance Growth Fund (the "Fund") for the semi-annual reporting period ended April 30, 2000.

Investment Objective And Policies

Alliance Growth Fund seeks long-term growth of capital. The Fund invests principally in a diversified portfolio of equity securities of companies with a favorable outlook for earnings and whose rate of growth is expected to exceed that of the United States economy over time.

Investment Results

The following table provides performance data for the Fund and its two benchmarks, the Standard & Poor's ("S&P") 500 Stock Index and the Russell 1000 Stock Index, for the six- and 12-month periods ended April 30, 2000.

--------------------------------------------------------------------------------

INVESTMENT RESULTS*
Periods Ended April 30, 2000

                                                     ---------------------------
                                                            Total Returns
                                                     ---------------------------
                                                     6 Months          12 Months
--------------------------------------------------------------------------------
Alliance Growth
Fund
  Class A                                             12.31%             16.70%
--------------------------------------------------------------------------------
  Class B                                             11.89%             15.88%
--------------------------------------------------------------------------------
  Class C                                             11.91%             15.88%
--------------------------------------------------------------------------------
S&P 500
Stock Index                                            7.18%             10.12%
--------------------------------------------------------------------------------

                                                     ---------------------------
                                                            Total Returns
                                                     ---------------------------
                                                     6 Months          12 Months
--------------------------------------------------------------------------------
Russell 1000
Stock Index                                            9.72%             12.45%
--------------------------------------------------------------------------------

* The Fund's investment results are total returns for the periods shown and are based on the net asset value of each class of shares as of April 30, 2000. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during the period. Returns for the Fund include the reinvestment of any distributions paid during each period. Past performance is no guarantee of future results.

      The unmanaged S&P 500 Stock Index includes 500 U.S. stocks and is a common measure of the performance of the overall U.S. stock market. The unmanaged Russell 1000 Stock Index is comprised of 1000 of the largest stocks representing approximately 87% of the U.S. equity market. An investor cannot invest directly in an index and its results are not indicative of the performance for any specific investment, including Alliance Growth Fund.

      Additional investment results appear on pages 4-7.

--------------------------------------------------------------------------------

It was a volatile period for the stock market, but one that yielded another positive result as the Fund's Class A


--------------------------------------------------------------------------------
                                                        ALLIANCE GROWTH FUND o 1

----------------------
LETTER TO SHAREHOLDERS
----------------------

shares gained 12.31% compared to a gain of 7.18% for the S&P 500 Stock Index for the six-month period ended April 30, 2000. At the start of the fiscal year last November, the market had just begun to recover from a decline brought on by the Federal Reserve's decision to begin raising interest rates. Strong growth continued with little evidence of inflation. The Federal Reserve continued to raise rates throughout this period and has now done so four separate times. In recent weeks, some signs of inflationary pressure have appeared, and the stock market has reacted negatively seeming at long last to believe that there may indeed be a problem.

Performance Review

The Fund has continued to strongly emphasize investments in financial services, technology and telecommunications. Financial service stocks have generally underperformed the averages since the trend of interest rates turned up. Technology, and especially telecommunications stocks, have been strong performers for the Fund, and it is these holdings that have been primarily responsible for the Fund's strong performance relative to the S&P 500 and the Russell 1000 Index. In more recent weeks, in the context of a weak over all market, the relative performance of these groups has reversed. The long suffering financial stocks have rallied and the technology and telecommunications stocks have declined sharply. We continue to like both of these sectors on a long-term basis. We are especially convinced that the extraordinarily rapid growth in data communications will continue for many years and that telecommunications will be a rewarding area for investment.

Investment Outlook

For the past 12 months, the economy has continued to perform superbly. The market has only recently begun to display serious concern that interest rates may move to much higher levels as the Federal Reserve continues its attempt to slow the economy. This has been an extraordinary economic cycle characterized by a remarkably long period of strong, non-inflationary growth. The risk now is that it may end with a burst of inflation and high interest rates. The hoped for outcome is that the economy will slow without going into re cession, and that inflation will remain restrained, the so-called "soft landing" scenario. At the moment, the pessimistic view prevails in the stock market. Bear markets have traditionally been accompanied by recessions, wars, oil embargoes, shortages, high inflation or other such pressures. The U. S., and much of the rest of the world, seem much too healthy to us to suggest that recent weakness will grow into a bear


--------------------------------------------------------------------------------
2 o ALLIANCE GROWTH FUND

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

[PHOTO OMITTED]         John D.
                        Carifa

[PHOTO OMITTED]         Tyler J.
                        Smith

Portfolio Manager, Tyler J. Smith, has over 37 years of investment experience.

market. We remain focused on investing in those areas where we see the best long-term combination of growth and value.

Thank you for your continued interest in the Alliance Growth Fund. We look forward to reporting to you on market activity and your Fund's investment performance in the coming periods.

Sincerely,


/s/ John D. Carifa

John D. Carifa
Chairman and President


/s/ Tyler J. Smith

Tyler J. Smith
Vice President


--------------------------------------------------------------------------------
                                                        ALLIANCE GROWTH FUND o 3

------------------
PERFORMANCE UPDATE
------------------

PERFORMANCE UPDATE

ALLIANCE GROWTH FUND
GROWTH OF A $10,000 INVESTMENT
4/30/90 TO 4/30/00

                            [MOUNTAIN CHART OMITTED]

Alliance Growth Fund Class B:  $65,559

Russell 1000 Stock Index:  $56,667

S&P 500 Stock Index:  $55,814

This chart illustrates the total value of an assumed $10,000 investment in Alliance Growth Fund Class B shares (from 4/30/90 to 4/30/00) as compared to the performance of appropriate broad-based indices. The chart assumes the reinvestment of dividends and capital gains. Performance for Class A, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Standard & Poor's 500 Stock Index includes 500 U.S. stocks and is a common measure of the performance of the overall U.S. stock market.

The unmanaged Russell 1000 Stock Index is comprised of 1000 of the largest stocks representing approximately 87% of the U.S. equity market.

When comparing Alliance Growth Fund to the indices shown above, you should note that no charges or expenses are reflected in the performance of the indices. An investor cannot invest directly in an index and its results are not indicative of any specific investment, including Alliance Growth Fund.


--------------------------------------------------------------------------------
4 o ALLIANCE GROWTH FUND

                                                              ------------------
                                                              PERFORMANCE UPDATE
                                                              ------------------

PERFORMANCE UPDATE

ALLIANCE GROWTH FUND
HISTORY OF RETURNS
YEARLY PERIODS ENDED 4/30

                              [BAR CHART OMITTED]

                Alliance Growth Fund - Yearly Periods Ended 4/30
--------------------------------------------------------------------------------
                            Alliance Growth Fund    Russell 1000 Stock Index
--------------------------------------------------------------------------------
      4/30/91*                      32.40%                    20.22%
      4/30/92                       23.61%                    15.23%
      4/30/93                       18.89%                    10.37%
      4/30/94                       15.66%                     5.58%
      4/30/95                        9.22%                    16.10%
      4/30/96                       29.86%                    31.27%
      4/30/97                       14.12%                    22.36%
      4/30/98                       44.90%                    42.15%
      4/30/99                       20.27%                    20.31%
      4/30/00                       16.70%                    12.45%

Past performance in no guarantee of future results. The Fund's investment results represent total returns for Class A shares and are based on the net asset value. All fees and expenses related to the operation of the Fund have been deducted. Returns for the Fund include the reinvestment of any distributions paid during the period.

The unmanaged Russell 1000 Stock Index is comprised of 1000 of the largest stocks representing approximately 87% of the U.S. equity market. An investor cannot invest directly in an index and its results are not indicative of the performance for any specific investment, including Alliance Growth Fund.

* The Fund's return for the period ended 4/30/91 is from the Fund's inception date of 9/4/90. The Benchmark's return for the period ended 4/30/91 is from 8/31/90 through 4/30/91.


--------------------------------------------------------------------------------
                                                        ALLIANCE GROWTH FUND o 5

-----------------
PORTFOLIO SUMMARY
-----------------

PORTFOLIO SUMMARY
April 30, 2000 (unaudited)

INCEPTION DATE
(Class A Shares)
9/4/90

PORTFOLIO STATISTICS
Assets ($mil): $8404
Median Market Capitalization ($mil): $50,127

SECTOR BREAKDOWN
36.38% Technology
14.68% Finance
 9.70% Consumer Services
 9.39% Utility
 8.11% Financial Services
 4.30% Consumer Non-cyclicals
 4.30% Business Services                    [PIE CHART OMITTED]
 3.15% Health Care
 2.59% Multi-Industry Companies
 2.29% Consumer Cyclicals
 2.19% Energy
  .30% Transportation
  .45% Communications Equipment
 2.17% Short-term

HOLDINGS BY ISSUER COUNTRY
82.76% United States
11.93% United Kingdom
  .94% Australia
  .66% Luxembourg
  .44% Japan                                [PIE CHART OMITTED]
  .36% Canada
  .27% Finland
  .24% France
  .23% Netherlands
 2.17% Short-term

All data as of April 30, 2000. Sector and country breakdowns may vary over time. These breakdowns are expressed as a percentage of total investments.


--------------------------------------------------------------------------------
6 o ALLIANCE GROWTH FUND

                                                              ------------------
                                                              INVESTMENT RESULTS
                                                              ------------------

INVESTMENT RESULTS

NAV AND SEC AVERAGE ANNUAL TOTAL RETURNS
AS OF APRIL 30, 2000

Class A Shares
--------------------------------------------------------------------------------
                             Without Sales Charge        With Sales Charge
         1 Year                      16.70%                    11.73%
        5 Years                      24.69%                    23.61%
Since Inception*                     23.04%                    22.49%

Class B Shares
--------------------------------------------------------------------------------
                             Without Sales Charge        With Sales Charge
         1 Year                      15.88%                    11.96%
        5 Years                      23.82%                    23.82%
       10 Years(a)                   18.30%                    18.30%

Class C Shares
--------------------------------------------------------------------------------
                             Without Sales Charge        With Sales Charge
         1 Year                      15.88%                    14.90%
        5 Years                      23.83%                    23.83%
Since Inception*                     19.47%                    19.47%

SEC AVERAGE ANNUAL TOTAL RETURNS
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2000)

                              Class A           Class B         Class C
--------------------------------------------------------------------------------
         1 Year                22.24%            22.76%          25.80%
        5 Years                25.19%            25.40%          25.40%
       10 Years                 N/A              19.03%(a)        N/A
Since Inception*               23.39%            22.03%(a)       20.71%

The Fund's investment results represent average annual total returns. The NAV and SEC returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without (NAV) and with (SEC) the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000. Total return for Advisor Class shares will differ due to different expenses associated with that class.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

* Inception Date: 9/4/90, Class A; 10/23/87, Class B; 8/2/93, Class C.

n/a: not applicable.

(a) Assumes conversion of Class B shares into Class A after 8 years.


--------------------------------------------------------------------------------
                                                        ALLIANCE GROWTH FUND o 7

--------------------
TEN LARGEST HOLDINGS
--------------------

TEN LARGEST HOLDINGS
April 30, 2000 (unaudited)

                                                                      Percent of
Company                                                  Value(a)     Net Assets
--------------------------------------------------------------------------------
Vodafone AirTouch Group Plc (ADR)                    $  805,690,839      9.6%
--------------------------------------------------------------------------------
AT&T Corp.-Liberty Media Group Cl.A                     530,561,459      6.3
--------------------------------------------------------------------------------
American International Group, Inc.                      285,679,229      3.4
--------------------------------------------------------------------------------
Sprint Corp. (Fon Group)                                264,671,400      3.1
--------------------------------------------------------------------------------
Nextel Communications, Inc. Cl.A
  (Common stocks and bond)                              239,624,145      2.9
--------------------------------------------------------------------------------
Citigroup, Inc.                                         239,585,365      2.9
--------------------------------------------------------------------------------
SCI Systems, Inc.                                       235,926,360      2.8
--------------------------------------------------------------------------------
Bank of America Corp.                                   218,977,600      2.6
--------------------------------------------------------------------------------
MCI WorldCom, Inc.                                      197,125,835      2.3
--------------------------------------------------------------------------------
MBNA Corp.                                              194,953,795      2.3
--------------------------------------------------------------------------------
                                                     $3,212,796,027     38.2%

MAJOR PORTFOLIO CHANGES
Six Months Ended April 30, 2000 (unaudited)

                                                  ------------------------------
                                                            Shares(b)
                                                  ------------------------------
Purchases                                            Bought     Holdings 4/30/00
--------------------------------------------------------------------------------
Adelphia Communications Corp.                       2,250,000       2,981,700
--------------------------------------------------------------------------------
Associates First Capital Corp. Cl.A                 4,068,800       7,605,800
--------------------------------------------------------------------------------
AT&T Wireless Group                                 6,033,800       6,033,800
--------------------------------------------------------------------------------
Bank of America Corp.                               1,850,000       4,555,200
--------------------------------------------------------------------------------
Boston Scientific Corp.                             2,978,125       5,253,125
--------------------------------------------------------------------------------
BP Amoco Plc (ADR)                                 15,664,408      15,664,408
--------------------------------------------------------------------------------
MediaOne Group, Inc.                                1,276,000       1,832,000
--------------------------------------------------------------------------------
Providian Financial Corp.                           1,084,000       1,384,000
--------------------------------------------------------------------------------
US West, Inc.                                       2,568,000       2,568,000
--------------------------------------------------------------------------------
Vodafone AirTouch Group Plc (ADR)                 176,032,540     176,032,540
--------------------------------------------------------------------------------

Sales                                                 Sold      Holdings 4/30/00
--------------------------------------------------------------------------------
Applied Materials, Inc.                               550,000         700,000
--------------------------------------------------------------------------------
Atlantic Richfield Co.                              1,719,800              -0-
--------------------------------------------------------------------------------
AT&T Corp.-Liberty Media Group Cl.A                 3,750,000       6,614,446
--------------------------------------------------------------------------------
CBS Corp.                                           1,990,000         741,700
--------------------------------------------------------------------------------
Citigroup, Inc.                                     1,300,000       4,049,698
--------------------------------------------------------------------------------
Colt Telecom Group Plc (ADR)                          794,500          80,500
--------------------------------------------------------------------------------
Intel Corp.                                           800,000       1,450,000
--------------------------------------------------------------------------------
International Business Machines Corp.               1,747,500       1,048,500
--------------------------------------------------------------------------------
Mannesmann AG (ADR)                                 1,798,000              -0-
--------------------------------------------------------------------------------
Sterling Commerce, Inc.                             4,853,144              -0-
--------------------------------------------------------------------------------

(a) Adjusted for market value of call options written.
(b) Adjusted for stock splits.


--------------------------------------------------------------------------------
8 o ALLIANCE GROWTH FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

PORTFOLIO OF INVESTMENTS
April 30, 2000 (unaudited)

Company                                                    Shares          Value
--------------------------------------------------------------------------------

Common & Preferred Stocks-100.5%

Technology-37.6%
Computer Hardware-1.9%
Dell Computer Corp.(a)(b) ........................        900,000   $ 45,112,500
International Business Machines Corp.(b) .........      1,048,500    117,038,813
                                                                    ------------
                                                                     162,151,313
                                                                    ------------
Computer Software & Services-3.2%
Ceridian Corp.(a) ................................      5,332,100    115,639,919
Computer Associates International, Inc. ..........      2,507,693    139,960,616
Ingram Micro, Inc. Cl.A(a)(b) ....................        603,500     11,881,406
                                                                    ------------
                                                                     267,481,941
                                                                    ------------
Electronics-5.1%
Applied Materials, Inc.(a)(b) ....................        700,000     71,268,750
Flextronics International, Ltd.(a)(b) ............        650,000     45,662,500
Micron Technology, Inc.(a)(b) ....................        510,000     71,017,500
SCI Systems, Inc.(a)(b) ..........................      4,476,400    238,368,300
                                                                    ------------
                                                                     426,317,050
                                                                    ------------
Semi-Conductor Components-2.2%
Altera Corp.(a) ..................................         69,518      7,108,215
Intel Corp.(b) ...................................      1,450,000    183,878,125
                                                                    ------------
                                                                     190,986,340
                                                                    ------------
Telecommunications-22.9%
Colt Telecom Group Plc (ADR)(a)
   (United Kingdom) ..............................         80,500     13,745,375
Energis Plc (United Kingdom)(a) ..................        200,400      9,897,051
Equant NV(a) .....................................        250,000     19,500,000
General Motors Corp. Class H .....................        235,000     22,633,437
Global Telesystems Group, Inc.(a) ................      6,428,572     93,616,080
Intermedia Communications, Inc.(a) ...............          8,820        359,415
   pfd. Series D .................................        414,600     21,351,900
Loral Space & Communications(b)(c) ...............        500,000     15,366,000
   pfd. Series ...................................      8,628,000     84,662,250
Lucent Technologies, Inc. ........................        100,000      6,218,750
MCI WorldCom, Inc.(a)(b) .........................      4,523,817    205,550,935
Millicom International Cellular, SA
   (Luxembourg)(a) ...............................      1,052,400     56,303,400
Nextel Communications, Inc. Cl.A(a)(b) ...........      2,116,800    231,657,300
Nextel STRYPES Trust .............................        360,000     33,120,000
Nextlink Communications, Inc.(a)(b) ..............        200,000     16,862,500
   pfd. Series ...................................         65,000     11,821,875
Nokia Corp. (ADR) (Finland)(b) ...................        400,000     22,750,000
NTL, Inc.(b) .....................................      2,546,156    194,780,934
Qwest Communications International, Inc.(a)(b) ...        300,000     13,012,500


--------------------------------------------------------------------------------
                                                        ALLIANCE GROWTH FUND o 9

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

Company                                                 Shares             Value
--------------------------------------------------------------------------------

Vodafone AirTouch Group Plc (ADR)
   (United Kingdom)(a)(b) ..................       176,032,540    $  805,777,639
VoiceStream Wireless Corp.(a)(b) ...........           315,100        31,194,900
Western Wireless Corp. Cl.A(a)(b) ..........           250,000        12,421,875
                                                                  --------------
                                                                   1,922,604,116
                                                                  --------------
Miscellaneous-2.3%
Sanmina Corp.(a)(b) ........................         2,300,200       138,155,762
Solectron Corp.(a)(b) ......................         1,131,400        52,963,663
                                                                  --------------
                                                                     191,119,425
                                                                  --------------
                                                                   3,160,660,185
                                                                  --------------
Finance-14.9%
Banking-Money Centers-4.5%
Chase Manhattan Corp. ......................         1,956,604       140,997,775
Citigroup, Inc.(b) .........................         4,049,698       240,703,925
                                                                  --------------
                                                                     381,701,700
                                                                  --------------
Banking-Regional-2.7%
Bank of America Corp.(b) ...................         4,555,200       223,204,800
                                                                  --------------

Insurance-3.4%
American International Group, Inc. .........         2,604,483       285,679,229
                                                                  --------------

Miscellaneous-4.3%
Associates First Capital Corp. Cl.A ........         7,605,800       168,753,688
MBNA Corp. .................................         7,339,437       194,953,795
                                                                  --------------
                                                                     363,707,483
                                                                  --------------
                                                                   1,254,293,212
                                                                  --------------
Consumer Services-9.9%
Broadcasting & Cable-6.4%
AT&T Corp.-Liberty Media Group CI.A(a) .....         6,614,446       330,308,897
Comcast Corp. Cl.A(a)(b) ...................         1,713,000        68,627,063
MediaOne Group, Inc.(a) ....................         1,832,000       138,545,000
                                                                  --------------
                                                                     537,480,960
                                                                  --------------
Entertainment & Leisure-2.1%
Carnival Corp. Cl.A(b) .....................           829,500        20,633,812
Cendant Corp.(a)(b) ........................         7,565,504       116,792,468
MGM Grand, Inc.(a)(d) ......................         1,510,000        40,015,000
                                                                  --------------
                                                                     177,441,280
                                                                  --------------
Retail-General Merchandise-1.4%
Home Depot, Inc.(b) ........................         2,007,500       112,545,469
Wal-Mart Stores, Inc.(b) ...................           100,000         5,537,500
                                                                  --------------
                                                                     118,082,969
                                                                  --------------
                                                                     833,005,209
                                                                  --------------
Utility-9.6%
Telephone-9.6%
AT&T Corp.(b) ..............................           247,000        11,531,813
AT&T Wireless Group ........................         6,033,800       191,950,262
Bell Atlantic Corp.(b) .....................           750,000        44,437,500


--------------------------------------------------------------------------------
10 o ALLIANCE GROWTH FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Company                                                  Shares            Value
--------------------------------------------------------------------------------

BellSouth Corp.(b) ...........................          850,000     $ 41,384,375
Cable & Wireless Plc (United Kingdom) ........        3,070,000       50,953,088
SBC Communications, Inc.(b) ..................          500,000       21,906,250
Sprint Corp.(Fon Group) ......................        4,303,600      264,671,400
US West, Inc. ................................        2,568,000      182,809,500
                                                                    ------------
                                                                     809,644,188
                                                                    ------------
Financial Services-8.4%
Banking & Credit-3.1%
Providian Financial Corp.(b) .................        1,384,000      121,878,500
The CIT Group, Inc. ..........................        8,181,478      138,573,783
                                                                    ------------
                                                                     260,452,283
                                                                    ------------
Banking-Money Centers-0.5%
The Bank of Tokyo-Mitsubishi, Ltd. (ADR)
   (Japan)(a) ................................        2,902,400       37,549,800
                                                                    ------------

Banking-Regional-0.5%
Bank One Corp.(b) ............................        1,375,000       41,937,500
                                                                    ------------

Insurance-2.3%
AFLAC, Inc.(b) ...............................        1,170,000       57,110,625
John Hancock Financial Services, Inc.(a) .....        1,783,100       32,541,575
Metlife, Inc.(a) .............................        1,600,000       26,500,000
PMI Group, Inc. ..............................        1,640,950       79,483,516
                                                                    ------------
                                                                     195,635,716
                                                                    ------------
Real Estate-1.0%
Entertainment Properties Trust ...............          239,400        3,261,825
JP Realty, Inc. ..............................          755,300       13,548,194
Kroger Equity, Inc. ..........................        1,762,571       30,844,992
Macerich Co. .................................        1,016,400       23,567,775
Summit Properties, Inc. ......................          691,700       13,790,769
                                                                    ------------
                                                                      85,013,555
                                                                    ------------
Miscellaneous-1.0%
Household International, Inc.(b) .............        1,930,500       80,598,375
                                                                    ------------
                                                                     701,187,229
                                                                    ------------
Consumer Noncyclicals-4.6%
Drugs-1.4%
Merck & Co., Inc.(b) .........................        1,352,400       93,991,800
Pfizer, Inc.(b) ..............................          450,000       18,956,250
SICOR, Inc.(c) ...............................           68,500        2,393,733
                                                                    ------------
                                                                     115,341,783
                                                                    ------------
Hospital Supplies & Services-2.5%
Boston Scientific Corp.(a)(b) ................        5,253,125      139,207,812
McKesson HBOC, Inc.(b) .......................        4,154,000       70,098,750
                                                                    ------------
                                                                     209,306,562
                                                                    ------------
Retail-Food-0.6%
Kroger Co.(b) ................................        2,730,000       50,675,625
                                                                    ------------


--------------------------------------------------------------------------------
                                                       ALLIANCE GROWTH FUND o 11

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

Company                                                  Shares            Value
--------------------------------------------------------------------------------

Tobacco-0.1%
Loews Corp. ..................................          248,000   $   13,671,000
                                                                  --------------
                                                                     388,994,970
                                                                  --------------
Business Services-4.4%
Printing, Publishing & Broadcasting-4.4%
Adelphia Communications Corp.(a)(b) ..........        2,981,700      147,780,506
Cablevision Systems Corp. CI.A(a)(b) .........        1,290,000       87,316,875
CBS Corp.(a)(b) ..............................          741,700       43,574,875
Gannett Co., Inc. ............................          150,000        9,581,250
News Corp., Ltd. (ADR) (Australia)(b) ........        1,560,900       80,288,794
UnitedGlobalCom, Inc. Cl.A(a) ................           39,000        2,071,875
                                                                  --------------
                                                                     370,614,175
                                                                  --------------
Health Care-3.3%
Drugs-3.1%
Bristol-Myers Squibb Co.(b) ..................        2,164,000      113,474,750
IMS Health, Inc.(b) ..........................        3,517,000       60,008,813
Schering-Plough Corp.(b) .....................        1,973,000       79,536,562
Warner-Lambert Co.(b) ........................          100,000       11,381,250
                                                                  --------------
                                                                     264,401,375
                                                                  --------------
Medical Products-0.2%
Medtronic, Inc. ..............................          240,600       12,496,163
                                                                  --------------
                                                                     276,897,538
                                                                  --------------
Multi-Industry Companies-2.7%
Honeywell International, Inc. ................        1,883,312      105,465,472
Tyco International, Ltd.(b) ..................        2,580,224      118,529,040
                                                                  --------------
                                                                     223,994,512
                                                                  --------------
Consumer Cyclicals-2.6%
Airlines-0.2%
Continental Airlines, Inc. Cl.B(a) ...........          400,200       16,008,000
                                                                  --------------

Retail-General-2.4%
Gap, Inc. (b) ................................          750,100       27,566,175
Tandy Corp.(b) ...............................        1,500,000       85,500,000
The Limited, Inc.(b) .........................        1,895,725       85,663,073
                                                                  --------------
                                                                     198,729,248
                                                                  --------------
                                                                     214,737,248
                                                                  --------------
Energy-2.2%
Oil & Gas Services-2.2%
BP Amoco Plc (ADR) (United Kingdom) ..........       15,664,408      135,235,422
Gulf Canada Resources, Ltd. (Canada)(a) ......        7,500,100       30,937,913
Total, SA (ADR) (France)(a) ..................          271,000       20,494,375
                                                                  --------------
                                                                     186,667,710
                                                                  --------------
Transportation-0.3%
Railroad-0.3%
Burlington Northern Santa Fe Corp. ...........        1,056,000       25,476,000
                                                                  --------------

Total Common & Preferred Stocks
   (cost $6,562,956,696) .....................                     8,446,172,176
                                                                  --------------


--------------------------------------------------------------------------------
12 o ALLIANCE GROWTH FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

                                                   Principal
                                                      Amount
                                                       (000)
Company                                      or Contracts(e)              Value
--------------------------------------------------------------------------------

Convertible Bonds-0.5%
Communication Equipment-0.5%
Global Telesystems Group, Inc.
   5.75%, 7/01/10 ........................          $ 38,525    $    25,570,969
Nextel Communications, Inc. Cl.A
   4.75%, 7/01/07(c) .....................             3,500          8,518,125
NTL, Inc.
   7.00%, 12/15/08 .......................             2,255          4,572,012
                                                                ---------------

Total Convertible Bonds
   (cost $37,730,679) ....................                           38,661,106
                                                                ---------------

Short-Term Investment-2.2%
U.S. Government Agency-2.2%
Federal Home Loan Bank
   5.88%, 5/01/00
   (amortized cost $184,300,000) .........           184,300        184,300,000
                                                                ---------------

Total Investments-103.2%
   (cost $6,784,987,375) .................                        8,669,133,282
                                                                ---------------

Outstanding Call Options Written-(1.9%)
Adelphia Communications Corp.
   expiring May 2000
   @ $46.13 ..............................            (1,000)          (419,830)
   @ $46.44 ..............................            (1,000)          (424,020)
   @ $49.00 ..............................            (1,000)          (233,500)
   @ $54.75 ..............................            (1,000)           (15,000)
   expiring June 2000
   @ $46.74 ..............................            (1,000)          (500,860)
AFLAC, Inc.
   expiring May 2000
   @ $41.50 ..............................            (1,500)        (1,183,290)
   expiring June 2000
   @ $44.19 ..............................            (1,000)          (593,740)
   @ $46.25 ..............................            (1,000)          (477,810)
Applied Materials, Inc.
   expiring July 2000
   @ $92.75 ..............................            (2,000)        (3,761,840)
AT&T Corp.
   expiring May 2000
   @ $51.50 ..............................            (1,000)           (50,650)
   @ $52.00 ..............................            (2,000)           (79,580)
   @ $52.13 ..............................            (1,000)          (137,300)
   @ $52.75 ..............................            (1,500)           (90,195)
   @ $52.75 ..............................            (1,000)           (24,280)
   @ $52.81 ..............................            (1,000)           (76,340)
   @ $53.00 ..............................            (2,000)          (126,320)
   @ $53.63 ..............................            (2,000)          (171,720)
   @ $54.75 ..............................            (1,500)          (175,770)
   @ $54.88 ..............................            (1,500)          (140,340)


--------------------------------------------------------------------------------
                                                       ALLIANCE GROWTH FUND o 13

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

                                               Contracts(e)               Value
--------------------------------------------------------------------------------

   expiring June 2000
   @ $52.25 ..........................              (1,200)         $  (313,704)
   @ $54.00 ..........................                (800)            (166,984)
   @ $56.88 ..........................              (1,000)             (78,000)
   @ $57.25 ..........................              (1,000)            (128,800)
   @ $57.88 ..........................              (1,000)             (62,070)
   @ $58.63 ..........................              (2,000)            (114,840)
   @ $59.38 ..........................              (2,000)            (125,400)
   expiring July 2000
   @ $46.75 ..........................              (1,000)            (581,350)
   @ $49.54 ..........................              (1,500)            (585,870)
Banc One Corp.
   expiring June 2000
   @ $31.88 ..........................              (1,000)            (146,070)
   @ $32.11 ..........................              (1,500)            (268,050)
   @ $36.00 ..........................              (2,000)            (150,980)
   expiring July 2000
   @ $31.24 ..........................              (2,000)            (512,340)
Bank of America Corp.
   expiring May 2000
   @ $45.00 ..........................              (2,000)            (840,260)
   @ $45.06 ..........................              (2,000)            (799,300)
   @ $45.60 ..........................              (2,000)            (710,600)
   @ $45.75 ..........................              (2,000)            (728,960)
   @ $46.06 ..........................              (2,000)            (551,720)
   expiring July 2000
   @ $51.25 ..........................              (2,000)            (596,360)
Bell Atlantic Corp.
   expiring June 2000
   @ $58.25 ..........................              (2,000)            (726,960)
   @ $60.38 ..........................              (2,000)            (503,100)
   @ $64.13 ..........................              (1,500)            (303,270)
BellSouth Corp.
   expiring May 2000
   @ $45.75 ..........................              (2,500)          (1,198,525)
   expiring June 2000
   @ $44.88 ..........................              (2,500)          (1,319,000)
   @ $44.88 ..........................              (2,000)          (1,006,220)
   @ $51.00 ..........................              (1,500)            (312,750)
Boston Scientific Corp.
   expiring April 2000
   @ $18.20 ..........................              (2,000)          (1,759,680)
   expiring May 2000
   @ $17.75 ..........................              (2,000)          (1,750,560)
   @ $18.00 ..........................              (1,000)            (849,550)
   @ $18.19 ..........................              (2,000)          (1,664,240)
   @ $20.88 ..........................              (1,000)            (574,280)
   @ $21.13 ..........................              (1,000)            (551,240)


--------------------------------------------------------------------------------
14 o ALLIANCE GROWTH FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

                                                Contracts(e)              Value
--------------------------------------------------------------------------------

   @ $21.30 ............................             (2,000)        $(1,052,760)
   @ $21.31 ............................             (2,000)         (1,093,140)
   @ $21.63 ............................             (1,000)           (522,000)
   @ $21.63 ............................             (1,000)           (521,950)
   @ $22.25 ............................             (1,500)           (719,970)
   expiring June 2000
   @ $20.83 ............................             (1,000)           (628,260)
   @ $20.88 ............................             (1,000)           (603,870)
   @ $21.00 ............................             (1,000)           (616,890)
   @ $21.25 ............................             (2,000)         (1,143,420)
   @ $21.25 ............................             (1,000)           (595,000)
   @ $21.37 ............................             (1,000)           (572,060)
   @ $21.56 ............................             (1,500)           (871,500)
   @ $21.63 ............................             (1,000)           (562,840)
   expiring July 2000
   @ $22.25 ............................             (1,000)           (538,760)
   @ $23.38 ............................             (1,000)           (437,330)
   @ $24.88 ............................             (1,500)           (576,075)
   @ $25.25 ............................             (1,500)           (541,950)
   @ $27.25 ............................             (1,500)           (405,105)
   @ $27.39 ............................             (2,000)           (502,340)
Bristol-Myers Squibb Co.
   expiring May 2000
   @ $52.75 ............................             (1,500)           (166,500)
   expiring July 2000
   @ $49.63 ............................             (1,000)           (628,290)
   @ $63.13 ............................             (1,000)            (98,860)
Cablevision Systems Corp.
   expiring May 2000
   @ $63.50 ............................             (1,000)           (465,890)
   @ $65.50 ............................             (1,000)           (301,600)
   expiring June 2000
   @ $63.88 ............................             (1,000)           (746,690)
Carnival Corp.
   expiring May 2000
   @ $23.00 ............................             (2,500)           (520,000)
   @ $26.00 ............................             (1,000)            (21,730)
   expiring June 2000
   @ $23.94 ............................               (750)           (174,525)
   @ $24.50 ............................             (2,000)           (436,000)
CBS Corp.
   expiring May 2000
   @ $59.63 ............................             (1,000)           (325,380)
   @ $60.50 ............................             (1,000)           (221,410)
   expiring June 2000
   @ $61.88 ............................             (1,000)           (213,800)
   expiring July 2000
   @ $59.00 ............................             (1,000)           (472,260)


--------------------------------------------------------------------------------
                                                       ALLIANCE GROWTH FUND o 15

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

                                                 Contracts(e)             Value
-------------------------------------------------------------------------------

Cendant Corp.
   expiring May 2000
   @ $17.00 ..............................            (1,500)       $  (109,035)
   @ $17.00 ..............................            (1,500)           (26,475)
   @ $17.00 ..............................            (2,000)            (1,740)
   @ $17.13 ..............................            (1,500)           (55,665)
   @ $17.25 ..............................            (1,000)           (66,660)
   @ $17.44 ..............................            (1,000)           (26,240)
   @ $17.63 ..............................            (1,000)           (52,170)
   expiring June 2000
   @ $17.63 ..............................            (2,000)          (120,560)
   @ $17.75 ..............................            (2,000)          (153,240)
   @ $17.75 ..............................              (875)           (66,001)
   @ $17.75 ..............................              (125)            (9,429)
   @ $17.88 ..............................            (1,000)           (48,860)
   @ $18.13 ..............................            (1,000)           (41,280)
   @ $18.38 ..............................            (1,000)           (91,010)
   @ $18.50 ..............................            (1,000)           (41,550)
   @ $18.63 ..............................            (2,000)          (114,320)
   @ $19.38 ..............................            (1,000)           (25,000)
   expiring July 2000
   @ $15.13 ..............................            (1,000)          (191,990)
   @ $15.44 ..............................            (1,000)          (174,570)
Citigroup, Inc.
   expiring May 2000
   @ $48.00 ..............................            (1,000)        (1,118,560)
Comcast Corp.
   expiring May 2000
   @ $37.75 ..............................            (2,000)          (709,000)
   @ $41.50 ..............................            (1,500)          (160,080)
   expiring June 2000
   @ $38.95 ..............................            (1,000)          (420,360)
   expiring July 2000
   @ $36.88 ..............................            (1,000)          (587,000)
Dell Computer Corp.
   expiring April 2000
   @ $42.38 ..............................            (1,500)        (1,162,500)
   expiring May 2000
   @ $43.00 ..............................            (1,500)        (1,078,185)
   @ $46.25 ..............................            (1,000)          (437,080)
   @ $57.00 ..............................            (1,000)           (47,000)
   @ $58.88 ..............................            (1,000)           (87,850)
Flextronics International, Ltd.
   expiring April 2000
   @ $62.23 ..............................            (1,500)        (1,203,285)
   expiring May 2000
   @ $68.50 ..............................              (500)          (285,130)
   @ $68.75 ..............................            (2,000)        (1,133,260)
   expiring June 2000
   @ $62.00 ..............................            (1,000)        (1,199,610)

--------------------------------------------------------------------------------
16 o ALLIANCE GROWTH FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

                                                   Contracts(e)           Value
--------------------------------------------------------------------------------

   expiring July 2000
   @ $68.56 ..................................          (1,000)     $  (921,440)
   @ $68.56 ..................................            (500)        (463,830)
Gap, Inc.
   expiring May 2000
   @ $43.00 ..................................          (2,500)         (37,500)
   expiring July 2000
   @ $37.75 ..................................          (1,500)        (567,465)
Home Depot, Inc.
   expiring May 2000
   @ $64.00 ..................................            (500)         (29,120)
   expiring July 2000
   @ $60.37 ..................................          (1,500)        (504,645)
Household International, Inc.
   expiring June 2000
   @ $36.12 ..................................          (1,000)        (643,740)
   @ $36.37 ..................................          (2,000)      (1,323,560)
IMS Health, Inc.
   expiring June 2000
   @ $17.00 ..................................          (2,000)        (392,840)
   @ $17.63 ..................................          (1,000)        (169,950)
Ingram Micro, Inc.
   expiring May 2000
   @ $10.81 ..................................          (1,000)        (888,790)
   @ $10.88 ..................................          (1,100)        (970,200)
   @ $13.25 ..................................          (1,000)        (659,210)
   @ $13.75 ..................................          (1,000)        (607,810)
   @ $14.38 ..................................          (1,500)        (804,375)
Intel Corp.
   expiring May 2000
   @ $113.09 .................................          (2,000)      (2,992,200)
   @ $117.49 .................................          (2,000)      (2,326,960)
   @ $120.69 .................................          (1,000)        (914,730)
   @ $128.00 .................................          (1,500)        (900,825)
   expiring June 2000
   @ $141.88 .................................          (1,000)        (489,670)
   expiring July 2000
   @ $113.94 .................................          (1,000)      (2,002,450)
International Business Machines Corp.
   expiring June 2000
   @ $128.00 .................................          (1,000)        (278,390)
Kroger Co.
   expiring June 2000
   @ $21.75 ..................................          (1,000)         (83,000)


--------------------------------------------------------------------------------
                                                       ALLIANCE GROWTH FUND o 17

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

                                                 Contracts(e)             Value
--------------------------------------------------------------------------------

Loral Space & Communications
   expiring May 2000
   @ $11.50 ..............................            (1,000)       $   (37,040)
   @ $11.63 ..............................            (1,000)           (30,500)
   @ $12.25 ..............................            (1,000)           (21,160)
   expiring June 2000
   @ $9.31 ...............................            (1,500)          (255,615)
   @ $9.38 ...............................            (1,000)          (157,720)
   @ $9.50 ...............................            (1,000)          (159,930)
   @ $10.19 ..............................            (1,000)          (122,000)
   @ $10.25 ..............................              (430)           (51,136)
   @ $10.44 ..............................            (1,000)          (108,280)
   @ $10.56 ..............................            (1,000)          (115,760)
   @ $10.75 ..............................            (1,000)          (100,790)
   @ $11.06 ..............................              (570)           (50,684)
MCI WorldCom, Inc.
   expiring May 2000
   @ $42.88 ..............................            (2,000)          (732,300)
   @ $43.50 ..............................            (1,000)          (326,000)
   @ $43.70 ..............................            (1,000)          (374,090)
   @ $43.85 ..............................            (1,000)          (390,590)
   @ $44.00 ..............................            (1,000)          (323,430)
   expiring June 2000
   @ $41.50 ..............................            (1,500)          (826,500)
   @ $42.00 ..............................            (1,000)          (592,350)
   @ $42.00 ..............................            (1,000)          (507,920)
   @ $42.13 ..............................            (2,000)        (1,182,640)
   @ $42.75 ..............................            (1,000)          (467,710)
   @ $42.88 ..............................            (2,000)          (800,140)
   @ $44.25 ..............................            (2,000)          (821,900)
   @ $45.20 ..............................            (1,000)          (420,660)
   expiring July 2000
   @ $41.88 ..............................            (1,000)          (658,870)
McKesson HBOC, Inc.
   expiring May 2000
   @ $18.38 ..............................            (1,500)           (38,895)
   @ $18.63 ..............................            (1,500)           (46,335)
   @ $18.88 ..............................            (1,000)            (6,000)
   @ $19.00 ..............................            (1,500)           (54,135)
   @ $19.00 ..............................            (1,000)           (49,000)
   @ $19.06 ..............................            (1,500)           (48,285)
   @ $19.38 ..............................            (1,000)            (1,000)
   expiring June 2000
   @ $19.00 ..............................            (2,000)          (118,000)
   @ $19.13 ..............................            (2,000)           (89,120)
   @ $19.63 ..............................            (1,000)           (41,020)
   @ $20.25 ..............................            (1,000)           (39,750)
   @ $20.50 ..............................            (1,000)           (48,360)
   @ $20.75 ..............................            (1,000)           (60,450)
   @ $20.80 ..............................            (1,000)           (33,980)
   @ $21.63 ..............................            (1,000)           (20,160)


--------------------------------------------------------------------------------
18 o ALLIANCE GROWTH FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

                                                 Contracts(e)             Value
--------------------------------------------------------------------------------

   expiring July 2000
   @ $16.63 ..............................            (1,500)       $  (297,090)
   @ $18.13 ..............................            (1,500)          (204,000)
   @ $18.75 ..............................            (1,000)          (108,330)
Merck & Co., Inc.
   expiring June 2000
   @ $67.25 ..............................            (1,000)          (544,000)
Micron Technology, Inc.
   expiring May 2000
   @ $106.02 .............................            (1,500)        (5,021,955)
   @ $120.75 .............................            (1,000)        (2,150,080)
   @ $129.45 .............................            (1,000)        (2,105,160)
   expiring June 2000
   @ $110.80 .............................              (600)        (2,181,642)
   expiring July 2000
   @ $110.31 .............................            (1,000)        (3,769,760)
News Corp., Ltd.
   expiring May 2000
   @ $55.50 ..............................            (1,000)           (15,000)
   @ $57.69 ..............................              (500)           (18,125)
   @ $58.50 ..............................              (500)           (13,740)
   @ $63.00 ..............................            (1,000)            (6,000)
   expiring June 2000
   @ $61.00 ..............................            (1,000)           (73,560)
Nextel Communications, Inc.
   expiring May 2000
   @ $133.23 .............................            (2,000)          (161,820)
   @ $133.75 .............................            (1,000)          (182,000)
   @ $134.13 .............................            (2,000)          (124,540)
   @ $136.42 .............................            (2,000)           (82,920)
Nextlink Communications, Inc.
   expiring June 2000
   @ $102.50 .............................            (1,000)          (518,390)
   expiring July 2000
   @ $74.38 ..............................              (550)        (1,039,483)
   @ $74.95 ..............................              (450)          (836,789)
Nokia Corp. (ADR) (Finland)
   expiring June 2000
   @ $46.88 ..............................            (3,200)        (3,707,808)
   @ $47.75 ..............................              (800)          (864,424)
NTL, Inc.
   expiring May 2000
   @ $102.65 .............................            (1,250)          (139,200)
   expiring June 2000
   @ $98.13 ..............................            (1,000)          (290,000)
   @ $99.00 ..............................            (1,250)          (335,000)


--------------------------------------------------------------------------------
                                                       ALLIANCE GROWTH FUND o 19

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

                                                   Contracts(e)           Value
--------------------------------------------------------------------------------

Pfizer, Inc.
   expiring June 2000
   @ $40.00 ..................................          (1,500)     $  (587,490)
   expiring July 2000
   @ $38.50 ..................................          (1,500)        (811,620)
Providian Financial Corp.
   expiring May 2000
   @ $80.50 ..................................          (1,000)      (1,081,150)
   expiring June 2000
   @ $84.63 ..................................          (1,000)        (894,590)
   @ $86.50 ..................................          (1,500)      (1,124,745)
   @ $87.00 ..................................          (1,062)      (1,001,179)
   @ $87.00 ..................................            (438)        (412,916)
   @ $87.44 ..................................          (1,000)        (870,000)
   expiring July 2000
   @ $89.50 ..................................          (1,000)      (1,071,500)
   @ $90.25 ..................................          (1,000)        (874,600)
   @ $90.25 ..................................          (1,000)        (866,340)
Qwest Communications International, Inc.
   expiring June 2000
   @ $46.13 ..................................          (1,500)        (413,160)
Sanmina Corp.
   expiring May 2000
   @ $61.75 ..................................          (2,000)        (133,820)
SBC Communications, Inc.
   expiring June 2000
   @ $42.75 ..................................          (2,000)        (770,060)
   @ $46.63 ..................................          (1,000)        (302,060)
   @ $46.94 ..................................          (2,000)        (531,160)
Schering-Plough Corp.
   expiring May 2000
   @ $34.56 ..................................          (2,000)      (1,152,240)
   @ $35.25 ..................................          (2,500)      (1,270,000)
   @ $35.25 ..................................          (1,000)        (497,000)
   @ $37.44 ..................................          (1,500)        (667,920)
   expiring June 2000
   @ $35.25 ..................................          (1,000)        (649,070)
SCI Systems, Inc.
   expiring May 2000
   @ $36.00 ..................................          (1,000)      (1,726,000)
   expiring June 2000
   @ $54.66 ..................................          (2,000)        (715,940)
Solectron Corp.
   expiring May 2000
   @ $44.00 ..................................          (1,000)        (445,400)
   expiring July 2000
   @ $46.19 ..................................          (2,000)      (1,211,520)


--------------------------------------------------------------------------------
20 o ALLIANCE GROWTH FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

                                                  Contracts(e)            Value
--------------------------------------------------------------------------------

Tandy Corp.
   expiring April 2000
   @ $36.63 ................................           (1,000)      $(2,067,500)
   expiring May 2000
   @ $37.25 ................................           (1,000)       (1,989,010)
   @ $37.75 ................................           (1,000)       (1,939,060)
   @ $39.25 ................................           (1,000)       (1,794,870)
   @ $46.88 ................................           (1,000)       (1,082,270)
   expiring July 2000
   @ $54.63 ................................             (500)         (395,495)
   @ $58.57 ................................           (1,000)         (533,900)
The Limited, Inc.
   expiring May 2000
   @ $29.88 ................................           (2,000)       (3,065,580)
   @ $33.63 ................................           (2,000)       (2,316,800)
   @ $38.75 ................................           (1,000)         (718,030)
   expiring June 2000
   @ $37.75 ................................           (1,000)         (790,810)
   @ $38.94 ................................           (1,000)         (658,100)
   @ $39.13 ................................           (1,000)         (652,450)
   @ $48.00 ................................             (500)          (93,700)
   @ $49.00 ................................             (500)          (76,785)
   expiring July 2000
   @ $47.25 ................................           (2,000)         (558,720)
Tyco International, Ltd.
   expiring May 2000
   @ $38.00 ................................           (2,000)       (1,594,660)
   @ $47.13 ................................           (1,000)         (189,210)
   @ $47.50 ................................           (1,000)         (264,000)
   @ $47.88 ................................           (1,000)         (230,760)
   expiring June 2000
   @ $49.81 ................................           (1,000)         (283,450)
   @ $52.25 ................................           (1,000)         (178,960)
   expiring July 2000
   @ $44.50 ................................           (1,000)         (571,240)
Vodafone AirTouch Group Plc (ADR)
   (United Kingdom)
   expiring May 2000
   @ $3.70 .................................           (5,000)          (21,642)
   @ $3.73 .................................           (5,000)          (65,158)
VoiceStream Wireless Corp.
   expiring May 2000
   @ $129.99 ...............................           (1,500)         (152,295)
Wal-Mart Stores, Inc.
   expiring June 2000
   @ $62.75 ................................           (1,000)         (217,290)


--------------------------------------------------------------------------------
                                                       ALLIANCE GROWTH FUND o 21

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

                                                 Contracts(e)             Value
--------------------------------------------------------------------------------

Warner Lambert Co.
   expiring May 2000
   @ $86.07 ..............................            (1,000)   $    (2,766,540)
Western Wireless Corp.
   expiring June 2000
   @ $45.50 ..............................            (1,000)          (794,560)
   expiring July 2000
   @ $47.00 ..............................            (1,500)        (1,183,170)
                                                                ---------------

Total Outstanding Call Options Written
   (premiums received $153,694,100) ......                         (158,427,484)
                                                                ---------------

Total Investments Net of Outstanding
   Call Options Written-101.3%
   (cost $6,631,293,275) .................                        8,510,705,798
Other assets less liabilities-(1.3%) .....                         (106,350,772)
                                                                ---------------

Net Assets-100% ..........................                      $ 8,404,355,026
                                                                ===============

(a)   Non-income producing security.

(b) Security on which options are written (shares subject to call have an aggregate market value of $5,047,102,827).

(c) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2000, these securities amounted to $66,292,858 or 0.79% of net assets.

(d)   Illiquid security, valued at fair value (see Notes A & F)

(e)   One contract relates to 100 shares.

      Glossary of Terms:

      ADR     - American Depositary Receipt
      STRYPES - Structured yield product exchangeable for common stock

      See notes to financial statements.


--------------------------------------------------------------------------------
22 o ALLIANCE GROWTH FUND

                                               ---------------------------------
                                               STATEMENT OF ASSETS & LIABILITIES
                                               ---------------------------------

STATEMENT OF ASSETS & LIABILITIES
April 30, 2000 (unaudited)

Assets
Investments in securities, at value (cost $6,784,987,375) ..    $ 8,669,133,282
Cash .......................................................          1,519,678
Receivable for investment securities sold ..................        152,557,273
Receivable for shares of beneficial interest sold ..........          8,835,603
Dividends and interest receivable ..........................          6,688,243
Receivable for foreign exchange contracts ..................          5,799,590
                                                                ---------------
Total assets ...............................................      8,844,533,669
                                                                ---------------
Liabilities
Payable for investment securities purchased ................        262,155,529
Outstanding call options written, at value
   (premiums received $153,694,100) ........................        158,427,484
Payable for foreign exchange contracts .....................          5,890,290
Payable for shares of beneficial interest redeemed .........          5,126,499
Advisory fee payable .......................................          4,661,510
Distribution fee payable ...................................          1,357,651
Accrued expenses ...........................................          2,559,680
                                                                ---------------
Total liabilities ..........................................        440,178,643
                                                                ---------------
Net Assets .................................................    $ 8,404,355,026
                                                                ---------------
Composition Of Net Assets
Shares of beneficial interest, at par ......................    $         1,900
Additional paid-in capital .................................      5,585,218,724
Accumulated net investment loss ............................        (35,409,907)
Accumulated net realized gain on investment
   transactions ............................................        975,260,329
Net unrealized appreciation of investments, options and
   foreign currency denominated assets and liabilities .....      1,879,283,980
                                                                ---------------
                                                                $ 8,404,355,026
                                                                ===============
Calculation Of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
   ($1,677,918,966 / 30,198,980 shares of beneficial
   interest issued and outstanding) ........................             $55.56
Sales charge--4.25% of public offering price ...............               2.47
                                                                         ------
Maximum offering price .....................................             $58.03
                                                                         ------
Class B Shares
Net asset value and offering price per share
   ($5,640,865,520 / 134,272,495 shares of beneficial
   interest issued and outstanding) ........................             $42.01
                                                                         ------
Class C Shares
Net asset value and offering price per share
   ($1,044,948,317 / 24,854,835 shares of beneficial
   interest issued and outstanding) ........................             $42.04
                                                                         ------
Advisor Class Shares
Net asset value, redemption and offering price per share
   ($40,622,223 / 721,911 shares of beneficial interest
   issued and outstanding) .................................             $56.27
                                                                         ------

See notes to financial statements.


--------------------------------------------------------------------------------
                                                       ALLIANCE GROWTH FUND o 23

-----------------------
STATEMENT OF OPERATIONS
-----------------------

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2000 (unaudited)

Investment Income
Dividends (net of foreign taxes
   withheld of $166,099) ..................   $    27,481,519
Interest ..................................         7,952,613   $    35,434,132
                                              ---------------
Expenses
Advisory fee ..............................        28,059,610
Distribution fee - Class A ................         2,380,744
Distribution fee - Class B ................        28,268,734
Distribution fee - Class C ................         5,049,047
Transfer agency ...........................         5,466,630
Printing ..................................           745,151
Custodian .................................           417,475
Audit and legal ...........................           125,770
Registration ..............................           119,374
Trustees' fees ............................            11,271
Miscellaneous .............................           146,854
                                              ---------------
Total expenses ............................                          70,790,660
                                                                ---------------
Net investment loss .......................                         (35,356,528)
                                                                ---------------
Realized and Unrealized Gain (Loss)
on Investments and Foreign Currency
Transactions
Net realized gain on investment
   transactions ...........................                       1,010,215,367
Net realized gain on written options
   transactions ...........................                          15,817,387
Net realized loss on foreign currency
   transactions ...........................                             (76,560)
Net change in unrealized appreciation /
   depreciation of:
     Investments ..........................                         (95,794,857)
     Written options ......................                          35,417,445
     Foreign currency denominated assets
       and liabilities ....................                              (4,717)
                                                                ---------------
Net gain on investments and foreign
   currency transactions ..................                         965,574,065
                                                                ---------------
Net Increase in Net Assets
   from Operations ........................                     $   930,217,537
                                                                ===============

See notes to financial statements.


--------------------------------------------------------------------------------
24 o ALLIANCE GROWTH FUND

                                              ----------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                              ----------------------------------

STATEMENT OF CHANGES
IN NET ASSETS

                                               Six Months
                                                  Ended            Year Ended
                                              April 30, 2000       October 31,
                                               (unaudited)            1999
                                             ---------------    ---------------
Increase (Decrease) in Net Assets
from Operations
Net investment loss ......................   $   (35,356,528)   $   (62,346,346)
Net realized gain on investments, options
   and foreign currency transactions .....     1,025,956,194      1,277,437,169
Net change in unrealized appreciation/
   depreciation of investments, options,
   and foreign currency denominated
   assets and liabilities ................       (60,382,129)       496,585,304
                                             ---------------    ---------------
Net increase in net assets from
   operations ............................       930,217,537      1,711,676,127
Distributions to Shareholders from:
Net realized gain on investments
   Class A ...............................      (190,225,942)       (78,504,438)
   Class B ...............................      (878,876,396)      (410,079,547)
   Class C ...............................      (154,838,516)       (69,316,205)
   Advisor Class .........................       (18,003,861)       (13,813,033)
Transactions in Shares of
Beneficial Interest
Net increase .............................       942,764,245        501,072,018
                                             ---------------    ---------------
Total increase ...........................       631,037,067      1,641,034,922
Net Assets
Beginning of year ........................     7,773,317,959      6,132,283,037
                                             ---------------    ---------------
End of period ............................   $ 8,404,355,026    $ 7,773,317,959
                                             ===============    ===============

See notes to financial statements.


--------------------------------------------------------------------------------
                                                       ALLIANCE GROWTH FUND o 25

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTES TO FINANCIAL STATEMENTS
April 30, 2000 (unaudited)

NOTE A

Significant Accounting Policies

Alliance Growth Fund (the "Fund"), a series of The Alliance Portfolios (the "Trust"), is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Shares purchased before August 2, 1993 and redeemed within six years of purchase are subject to different rates than shares purchased after that date. Class B shares purchased on or after August 2, 1993 and held for a period ending eight years after the end of the calendar month of purchase will convert to Class A shares. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities traded on a national securities ex change, on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on the Nasdaq Stock Market, Inc. are generally valued at the last reported sale price or if no sale occurred, at the mean of the closing bid and asked prices on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on the Nasdaq Stock Market, Inc.), are valued at the mean of the current bid and asked prices. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Trustees.


--------------------------------------------------------------------------------
26 o ALLIANCE GROWTH FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities. Listed put and call options purchased by the Fund are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day. Over-the-counter written options are valued using prices provided by brokers.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized foreign currency gains and losses represent foreign exchange gains and losses from sales and maturities of debt securities, currency gains and losses realized between the trade and settlement dates on security transactions and the difference between the amounts of dividends and interest recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The Fund does not isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale of equity securities. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) of investments, options and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. The Fund accretes discounts and amortizes premiums as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and the Advisor Class shares have no distribution fees. Expenses attributable to the Fund are charged to the Fund. Expenses of the Trust are charged to the Fund in proportion to net assets.


--------------------------------------------------------------------------------
                                                       ALLIANCE GROWTH FUND o 27

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

6. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions With Affiliates

Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") an advisory fee equal to the annualized rate of .75% of the Fund's average daily net assets up to $3 billion, .70% of the next $1 billion of the Fund's average daily net assets, .65% of the next $1 billion of the Fund's average daily net assets, and .60% of the Fund's average daily net assets over $5 billion. Such fee is accrued daily and paid monthly.

The Fund compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $4,153,844 for the six months ended April 30, 2000.

For the six months ended April 30, 2000, the Fund's expenses were reduced by $293,919 under an expense offset arrangement with Alliance Fund Services, Inc.

Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges of $347,275 from the sales of Class A shares and $64,674, $2,471,678, and $82,159 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended April 30, 2000.

Brokerage commissions paid on investment transactions for the six months ended April 30, 2000 amounted to $3,964,098, none of which was paid to brokers utilizing the services of the Pershing Division of Donaldson Lufkin & Jenrette Securities Corp. ("DLJ"), an affiliate of the Adviser, and of which $351,092 was paid to DLJ directly.

Accrued expenses includes $17,966 owed to a trustee and a former trustee under the Trust's deferred compensation plan.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the Fund's average daily net assets attributable to Class A shares and


--------------------------------------------------------------------------------
28 o ALLIANCE GROWTH FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

1% of the average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Trustees currently limit payments under the Class A plan to .30% of the Fund's average daily net assets attributable to Class A shares.

The Fund is not obligated under the Agreement to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Agreement is to compensate the Distributor for its distribution services with respect to the sale of the Fund's shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Agreement during any year may be more or less than its actual expenses. For this reason, the Agreement is characterized by the staff of the Commission as being of the "compensation" variety.

In the event that the Agreement is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to the relevant class.

The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $3,229,296,780 and $3,398,696,597, respectively, for the six months ended April 30, 2000. There were no purchases and sales in U.S. government and government agency obligations for the six months ended April 30, 2000.

At April 30, 2000, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation of investments was $2,449,612,948 and gross unrealized depreciation of in vestments was $565,467,041 resulting in net unrealized appreciation of $1,884,145,907 excluding foreign currency transactions.

1. Option Transactions

For hedging and investment purposes, the Fund purchases and writes (sells) put and call options on U.S. and foreign securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities


--------------------------------------------------------------------------------
                                                       ALLIANCE GROWTH FUND o 29

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. The risk involved in writing an option is that, if the option was exercised the underlying security could then be purchased or sold by the Fund at a disadvantageous price.

Transactions in options written for the six months ended April 30, 2000 were as follows:

                                                  Number of
                                                  Contracts          Premiums
                                                -------------     -------------
Options outstanding at beginning of year ...          267,350     $ 103,671,026
Options written ............................          842,103       389,549,876
Options terminated in closing
   purchase transactions ...................         (149,000)      (72,580,971)
Options expired ............................         (314,522)     (122,613,280)
Options exercised ..........................         (297,481)     (144,332,551)
                                                -------------     -------------
Options outstanding at April 30, 2000 ......          348,450     $ 153,694,100
                                                =============     =============

2. Forward Exchange Currency Contracts

The Fund enters into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on foreign portfolio holdings and to hedge certain firm purchase and sale commitments denominated in foreign currencies. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Fund.


--------------------------------------------------------------------------------
30 o ALLIANCE GROWTH FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

The Fund's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At April 30, 2000, the Fund had no outstanding forward exchange currency contracts.

NOTE E

Shares of Beneficial Interest

There is an unlimited number of $0.00001 par value shares of beneficial interest authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class Shares. Transactions in shares of beneficial interest were as follows:

                                           ----------------------------------------        ----------------------------------------
                                                            Shares                                          Amount
                                           ----------------------------------------        ----------------------------------------
                                           Six Months Ended              Year Ended        Six Months Ended              Year Ended
                                             April 30, 2000             October 31,          April 30, 2000             October 31,
                                                (unaudited)                    1999             (unaudited)                    1999
                                           ----------------------------------------------------------------------------------------
Class A
Shares sold                                      28,054,353              14,313,089         $ 1,570,106,741         $   659,034,500
-----------------------------------------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  distributions                                   3,237,661               1,103,597             173,959,672              47,609,915
-----------------------------------------------------------------------------------------------------------------------------------
Shares converted
  from Class B                                    1,946,898               1,525,332             109,319,934              70,157,128
-----------------------------------------------------------------------------------------------------------------------------------
Shares redeemed                                 (28,641,218)            (13,387,711)         (1,607,430,994)           (615,070,017)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase                                      4,597,694               3,554,307         $   245,955,353         $   161,731,526
===================================================================================================================================

Class B
Shares sold                                       9,261,522              20,547,117         $   393,856,589         $   776,085,446
-----------------------------------------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  distributions                                  19,875,618               7,651,345             809,732,554             268,634,078
-----------------------------------------------------------------------------------------------------------------------------------
Shares converted
  to Class A                                     (2,565,480)             (1,871,621)           (109,319,934)            (70,157,128)
-----------------------------------------------------------------------------------------------------------------------------------
Shares redeemed                                 (10,896,357)            (13,986,411)           (465,031,445)           (518,571,785)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase                                     15,675,303              12,340,430         $   629,237,764         $   455,990,611
===================================================================================================================================

Class C
Shares sold                                       8,494,428               4,951,688         $   362,429,029         $   187,545,992
-----------------------------------------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  distributions                                   3,526,763               1,279,996             143,785,949              44,966,581
-----------------------------------------------------------------------------------------------------------------------------------
Shares redeemed                                  (7,954,918)             (3,903,263)           (340,117,427)           (145,672,105)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase                                      4,066,273               2,328,421         $   166,097,551         $    86,840,468
===================================================================================================================================


--------------------------------------------------------------------------------
                                                       ALLIANCE GROWTH FUND o 31

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

                                           ----------------------------------------        ----------------------------------------
                                                             Shares                                          Amount
                                           ----------------------------------------        ----------------------------------------
                                           Six Months Ended              Year Ended        Six Months Ended              Year Ended
                                             April 30, 2000             October 31,          April 30, 2000             October 31,
                                                (unaudited)                    1999             (unaudited)                    1999
                                           ----------------------------------------------------------------------------------------
Advisor Class
Shares sold                                         174,881               2,358,835           $   9,854,262           $ 106,555,081
-----------------------------------------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  distributions                                     310,054                 149,933              16,851,437               6,490,605
-----------------------------------------------------------------------------------------------------------------------------------
Shares redeemed                                  (2,272,333)             (1,123,061)           (125,232,122)            (52,697,763)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase
  (decrease)                                     (1,787,398)              1,385,707           $ (98,526,423)          $  60,347,923
===================================================================================================================================

NOTE F

Illiquid Security

                                           Date acquired        Cost
                                         ---------------   ---------------
MGM Grand, Inc. ........................      4/14/00        $40,015,000

The security shown above is illiquid and has been valued at fair value in accordance with the procedures described in Note A. The value of this security at April 30, 2000 was $40,015,000, representing .48% of net assets.

NOTE G

Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended April 30, 2000.


--------------------------------------------------------------------------------
32 o ALLIANCE GROWTH FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                  -------------------------------------------------------------------------------------------
                                                                          Class A
                                  -------------------------------------------------------------------------------------------
                                   Six Months
                                        Ended
                                    April 30,                                   Year Ended October 31,
                                         2000        ------------------------------------------------------------------------
                                  (unaudited)              1999             1998            1997            1996         1995
                                  -------------------------------------------------------------------------------------------
Net asset value,
  beginning of year .............      $56.32            $47.17           $43.95          $34.91          $29.48       $25.08
                                  -------------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income (loss) ....        (.08)(a)          (.15)(a)         (.05)(a)        (.10)(a)         .05          .12
Net realized and unrealized
  gain on investments,
  options and foreign
  currency transactions .........        6.76             13.01             6.18           10.17            6.20         4.80
                                  -------------------------------------------------------------------------------------------
Net increase in net asset
  value from operations .........        6.68             12.86             6.13           10.07            6.25         4.92
                                  -------------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income .............          -0-               -0-              -0-             -0-           (.19)        (.11)
Distributions from net
  realized gains ................       (7.44)            (3.71)           (2.91)          (1.03)           (.63)        (.41)
                                  -------------------------------------------------------------------------------------------
Total dividends and
  distributions .................       (7.44)            (3.71)           (2.91)          (1.03)           (.82)        (.52)
                                  -------------------------------------------------------------------------------------------
Net asset value, end of period ..      $55.56            $56.32           $47.17          $43.95          $34.91       $29.48
                                  ===========================================================================================
Total Return
Total investment return based
  on net asset value(b) .........       12.31%            28.69%           14.56%          29.54%          21.65%       20.18%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ...............  $1,677,919        $1,441,962       $1,008,093        $783,110        $499,459     $285,161
Ratios to average net assets of:
  Expenses ......................        1.13%(c)          1.18%            1.22%(d)        1.26%(d)        1.30%        1.35%
  Net investment income (loss) ..        (.28)%(c)         (.28)%           (.11)%          (.25)%           .15%         .56%
Portfolio turnover rate .........          38%               62%              61%             48%             46%          61%

See footnote summary on page 36.


--------------------------------------------------------------------------------
                                                       ALLIANCE GROWTH FUND o 33

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                  ------------------------------------------------------------------------------------------------
                                                                                 Class B
                                  ------------------------------------------------------------------------------------------------
                                   Six Months
                                        Ended
                                    April 30,                                      Year Ended October 31,
                                         2000       ------------------------------------------------------------------------------
                                  (unaudited)             1999             1998              1997              1996           1995
                                  ------------------------------------------------------------------------------------------------
Net asset value,
  beginning of year ............       $44.40           $38.15           $36.31            $29.21            $24.78         $21.21
                                  ------------------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment loss ............         (.21)(a)         (.42)(a)         (.31)(a)          (.31)(a)          (.12)          (.02)
Net realized and unrealized
  gain on investments,
  options and foreign
  currency transactions ........         5.26            10.38             5.06              8.44              5.18           4.01
                                  ------------------------------------------------------------------------------------------------
Net increase in net asset
  value from operations ........         5.05             9.96             4.75              8.13              5.06           3.99
                                  ------------------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ............           -0-              -0-              -0-               -0-               -0-          (.01)
Distributions from net
  realized gains ...............        (7.44)           (3.71)           (2.91)            (1.03)             (.63)          (.41)
                                  ------------------------------------------------------------------------------------------------
Total dividends and
  distributions ................        (7.44)           (3.71)           (2.91)            (1.03)             (.63)          (.42)
                                  ------------------------------------------------------------------------------------------------
Net asset value, end of period .       $42.01           $44.40           $38.15            $36.31            $29.21         $24.78
                                  ================================================================================================
Total Return
Total investment return based
  on net asset value(b)  .......        11.89%           27.79%           13.78%            28.64%            20.82%         19.33%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ..............   $5,640,866       $5,265,153       $4,230,756        $3,578,806        $2,498,097     $1,502,020
Ratios to average net assets of:
  Expenses .....................         1.84%(c)         1.90%            1.94%(d)          1.96%(d)          1.99%          2.05%
  Net investment loss ..........        (1.00)%(c)       (1.00)%           (.83)%            (.94)%            (.54)%         (.15)%
Portfolio turnover rate ........           38%              62%              61%               48%               46%            61%

See footnote summary on page 36.


--------------------------------------------------------------------------------
34 o ALLIANCE GROWTH FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                       ---------------------------------------------------------------------------------------
                                                                                 Class C
                                       ---------------------------------------------------------------------------------------
                                        Six Months
                                             Ended
                                         April 30,                                 Year Ended October 31,
                                              2000        --------------------------------------------------------------------
                                       (unaudited)            1999           1998            1997            1996         1995
                                       ---------------------------------------------------------------------------------------
Net asset value,
  beginning of year .................       $44.42          $38.17         $36.33          $29.22          $24.79       $21.22
                                       ---------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment loss .................         (.21)(a)        (.42)(a)       (.31)(a)        (.31)(a)        (.12)        (.03)
Net realized and unrealized
  gain on investments,
  options and foreign
  currency transactions .............         5.27           10.38           5.06            8.45            5.18         4.02
                                       ---------------------------------------------------------------------------------------
Net increase in net asset
  value from operations .............         5.06            9.96           4.75            8.14            5.06         3.99
                                       ---------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income .................           -0-             -0-            -0-             -0-             -0-        (.01)
Distributions from net
  realized gains ....................        (7.44)          (3.71)         (2.91)          (1.03)           (.63)        (.41)
                                       ---------------------------------------------------------------------------------------
Total dividends and
  distributions .....................        (7.44)          (3.71)         (2.91)          (1.03)           (.63)        (.42)
                                       ---------------------------------------------------------------------------------------
Net asset value, end of period ......       $42.04          $44.42         $38.17          $36.33          $29.22       $24.79
                                       =======================================================================================
Total Return
Total investment return based
  on net asset value(b)  ............        11.91%          27.78%         13.76%          28.66%          20.81%       19.32%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ...................   $1,044,948        $923,483       $718,688        $599,449        $403,478     $226,662
Ratios to average net assets of:
  Expenses ..........................         1.84%(c)        1.90%          1.93%(d)        1.97%(d)        2.00%        2.05%
  Net investment loss ...............         (.99)%(c)      (1.00)%         (.83)%          (.95)%          (.55)%       (.15)%
Portfolio turnover rate .............           38%             62%            61%             48%             46%          61%

See footnote summary on page 36.


--------------------------------------------------------------------------------
                                                       ALLIANCE GROWTH FUND o 35

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                ------------------------------------------------------------------------
                                                                               Advisor Class
                                                ------------------------------------------------------------------------
                                                 Six Months
                                                      Ended                                                   October 2,
                                                  April 30,                 Year Ended October 31,            1996(e) to
                                                       2000        ---------------------------------------   October 31,
                                                (unaudited)            1999           1998            1997          1996
                                                ------------------------------------------------------------------------
Net asset value, beginning of period .........       $56.88          $47.47         $44.08          $34.91        $34.14
                                                ------------------------------------------------------------------------
Income From Investment Operations
Net investment income (loss) .................         (.01)(a)         .02(a)         .08(a)         (.05)(a)        -0-
Net realized and unrealized gain on
  investments, options and foreign
  currency transactions ......................         6.84           13.10           6.22           10.25           .77
                                                ------------------------------------------------------------------------
Net increase in net asset value from
  operations .................................         6.83           13.12           6.30           10.20           .77
                                                ------------------------------------------------------------------------
Less: Distributions
Distributions from net realized gains ........        (7.44)          (3.71)         (2.91)          (1.03)           -0-
                                                ------------------------------------------------------------------------
Net asset value, end of period ...............       $56.27          $56.88         $47.47          $44.08        $34.91
                                                ========================================================================
Total Return
Total investment return based on
  net asset value(b) .........................        12.47%          29.08%         14.92%          29.92%         2.26%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ....      $40,622        $142,720       $174,745        $101,205          $946
Ratios to average net assets of:
  Expenses ...................................          .82%(c)         .88%           .93%(d)         .98%(d)      1.26%(c)
  Net investment income (loss) ...............         (.03)%(c)        .03%           .17%           (.12)%         .50%(c)
Portfolio turnover rate ......................           38%             62%            61%             48%           46%

(a)   Based on average shares outstanding.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Ratios reflect expenses grossed up for expense offset arrangement with the transfer agent. For the years ended October 31, 1998 and 1997 the ratios of expenses to average net assets were 1.21% and 1.25% for Class A shares, 1.93% and 1.95% for Class B shares, 1.92% and 1.95% for Class C shares and .92% and .96% for Advisor Class shares, respectively.

(e)   Commencement of distribution.


--------------------------------------------------------------------------------
36 o ALLIANCE GROWTH FUND

                                                    ----------------------------
                                                    GLOSSARY OF INVESTMENT TERMS
                                                    ----------------------------

GLOSSARY OF INVESTMENT TERMS

benchmark

A standard by which a fund's performance can be measured. A benchmark is usually an unmanaged index, such as the Standard & Poor's 500 Stock Index or the Lehman Brothers Aggregate Bond Index.

equity

Another term for stock.

index

A compilation of securities of similar types of companies that is used to measure the investment performance of securities within that specific market. An index is often used as a benchmark for a mutual fund. An investor cannot invest directly in an index.

net asset value (NAV)

The value of a mutual fund's total assets, minus its liabilities, divided by the number of shares outstanding.

share

A unit which represents ownership in a mutual fund or stock.

Federal Reserve Board

The seven-member board that oversees Federal Reserve Banks, establishes monetary policy and monitors the country's economic state.


--------------------------------------------------------------------------------
                                                       ALLIANCE GROWTH FUND o 37

ALLIANCE CAPITAL

ALLIANCE CAPITAL
The Investment Professional's Choice

Alliance Capital is a leading global investment management firm with over $394 billion in assets under management. In recognition of our far-reaching investment capabilities, Alliance Capital has been selected by employee benefit plans for 28 of the FORTUNE 100 companies and public retirement funds in 33 states as well as by hundreds of foundations, endowments and foreign institutions. By sharing this institutional money management experience with millions of mutual fund investors as well, Alliance stands out as a "manager of choice" for thousands of investment professionals around the world.

At Alliance Capital, we place a premium on investment research. We carefully select securities based on our proprietary research, conducted by over 276 investment professionals in 22 investment offices worldwide. Our commitment to this process means that our mutual fund shareholders have their portfolios managed by the same experienced analysts and portfolio managers who manage the pension funds of some of America's largest institutional investors.

All information on Alliance Capital is as of 3/31/00.


--------------------------------------------------------------------------------
38 o ALLIANCE GROWTH FUND

                                                --------------------------------
                                                ALLIANCE CAPITAL AT YOUR SERVICE
                                                --------------------------------

ALLIANCE CAPITAL AT YOUR SERVICE

At Alliance Capital, shareholder satisfaction is among our top priorities. That's why we provide our shareholders with a wide variety of products and time-saving services to meet their needs.

o     Low Minimum Investments

      You can begin investing in Alliance Capital funds with as little as $250 (except for Alliance Select Investor Series Premier Portfolio and Alliance Select Investor Series Technology Portfolio, which generally have a $10,000 minimum initial investment) and may make subsequent investments of $50 or more.

o     Automatic Reinvestment

      You may choose to reinvest fund dividend and capital-gains distributions automatically at no charge.

o     Automatic Investment Program

      Build your investment account by having money automatically transferred from your bank account on a regular basis.

o     Dividend Direction Plans

      You may cross-invest dividends from one fund into the same class of shares in any other fund without incurring a sales charge. This can be a good way to diversify your assets.

o     The Alliance Advance

      A quarterly newsletter discussing investment strategies, economic news and other matters that could affect your mutual fund investment.

o     Auto Exchange

      You may choose to automatically exchange money from one Alliance Capital fund to another on a regular basis. This can be a good way to dollar cost average*, helping you to invest with discipline.

o     Systematic Withdrawals

      Regular checks for specified amounts can be sent to you or to your brokerage or bank account.

o     A Choice of Purchase Plans

      Most funds are available in A, B, and C Class shares. Many funds are also available in Advisor Class shares.

o     Telephone Transaction

      Purchases, transfers and redemptions can be made by calling (800) 221-5672. Our knowledgeable representatives are available to assist you Monday through Friday from 8:30 a.m. to 8:00 p.m. Eastern Standard Time.

o     Alliance Answer: 24-Hour Information

      For your convenience, our computerized audio response system is available to you 24-hours a day by calling (800) 251-0539. Using any touch tone phone, you can hear share prices, get account balances, review details of your last transaction, obtain dividend information, order statements/checkbooks, review fund objectives, literature and Watchlist information, order additional copies of statements and request additional year-end tax forms (available from February 1 to May 31).

o Alliance Capital on the World Wide Web at www.alliancecapital.com. Here, you can access updated account information, make additional investments, request more information, exchange between Alliance funds and view fund performance, press releases and articles.

* Dollar cost averaging does not assure a profit nor protect against loss in a declining market. Since this strategy involves continuous investments in securities, regardless of fluctuating prices, investors should consider their financial ability to invest during periods of low price levels.


--------------------------------------------------------------------------------
                                                       ALLIANCE GROWTH FUND o 39

--------
TRUSTEES
--------

TRUSTEES

John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Brenton W. Harries(1)
Dr. James M. Hester(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

Bruce Calvert, Senior Vice President
Kathleen A. Corbet, Senior Vice President
Wayne D. Lyski, Senior Vice President
Tyler J. Smith, Vice President
Edmund P. Bergan, Jr., Clerk
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller & Chief Accounting Officer

Custodian
State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter
Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel
Ropes & Gray
One International Place
Boston, MA 02110-2624

Transfer Agent
Alliance Fund Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800)-221-5672

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036-2798


(1) Member of the Audit Committee.


--------------------------------------------------------------------------------
40 o ALLIANCE GROWTH FUND

                                                --------------------------------
                                                ALLIANCE CAPITAL FAMILY OF FUNDS
                                                --------------------------------

ALLIANCE CAPITAL FAMILY OF FUNDS

Domestic Equity Funds
Balanced Shares
Conservative Investors Fund
Disciplined Value Fund
Growth & Income Fund
Growth Fund
Growth Investors Fund
Health Care Fund
Premier Growth Fund
Quasar Fund
Real Estate Investment Fund
Technology Fund
The Alliance Fund
Utility Income Fund

Global & International Equity Funds
All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series
Premier Portfolio
Technology Portfolio

Fixed Income Funds
Corporate Bond Portfolio
Global Dollar Government Fund
Global Strategic Income Trust
High Yield Fund
Limited Maturity Government Fund
Mortgage Securities Income Fund
Multi-Market Strategy Trust
North American Government Income Trust
Quality Bond Portfolio
U.S. Government Portfolio

Municipal Income Funds
National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

Alliance also offers AFD Exchange Reserves, which serves as the money market fund exchange vehicle for the Alliance mutual funds.

To obtain a prospectus for any Alliance Capital fund, call your investment professional, or call Alliance at (800) 227-4618.


--------------------------------------------------------------------------------
                                                       ALLIANCE GROWTH FUND o 41

Alliance Growth Fund
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

                                                               -----------------
                                                                   BULK RATE
                                                                 U.S. POSTAGE
                                                                     PAID
                                                                 New York, NY
                                                                Permit No. 7131
                                                               -----------------

ALLIANCE CAPITAL [LOGO] (R)
The Investment Professional's Choice

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

GROWTHSR400